ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired intangible assets, net consist of the following:

	September 30,
	2016	2017
	RMB	RMB

Technology rights for licensed seeds	75,899	75,899
Others	4,739	4,739

	80,638	80,638
Accumulated amortization	(55,709)	(61,862)
Impairment provision	(3,037)	(3,037)

Acquired intangible assets, net	21,892	15,739

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Amortization expense on these intangible assets for each of the next five years is as follows:
Year ending September 30,	RMB

2018	3,719
2019	2,034
2020	1,058
2021	1,032
2022	995

Total	8,838